Financial result	6 Months Ended
Jun. 30, 2021
Financial result
Financial result

8. Financial result

	Three months ended June 30,
	2021	2020

	(€ in thousands)
Interest expense	(596)	(1,316)
Interest expense on lease liability	(37)	(43)
Interest expense from long-term debt valuation	(537)	(290)
Expense from revaluation of derivative financial instruments	--	(983)
Fair value valuation of financial assets	(22)	--
Interest income	1,974	144
Payout of bond funds	6	12
Income from revaluation of derivative financial instruments	1,966	--
Fair value valuation of financial assets	--	124
Other	2	8
Financial result	1,378	(1,172)

	Six months ended June 30,
	2021	2020

	(€ in thousands)
Interest expense	(4,427)	(822)
Interest expense on lease liability	(73)	(91)
Interest expense from long-term debt valuation	(1,061)	(609)
Expense from revaluation of derivative financial instruments	(3,222)	--
Fair value valuation of financial assets	(66)	(120)
Other	(5)	(2)
Interest income	107	631
Payout of bond funds	37	45
Income from revaluation of derivative financial instruments	--	574
Other	70	12
Financial result	(4,320)	(191)